RECEIVABLES, PREPAID EXPENSES, DEPOSITS, AND LOAN RECEIVABLE (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2021	Dec. 31, 2019
RECEIVABLES, PREPAID EXPENSES, DEPOSITS, AND LOAN RECEIVABLE [Abstract]
Loan receivables	$ 140,000	$ 167,438	$ 140,000	$ 175,000	$ 0
Interest on loan receivables	6.00%
Loan receivables term	5 years
Monthly loan instalment		3,383
Interest income - loan receivable		7,624	$ 0
Accrued interest		$ 5,037